Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	MISSION PRODUCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39561
Entity Tax Identification Number	95-3847744
Entity Address, Address Line One	2710 Camino Del Sol
Entity Address, City or Town	Oxnard
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93030
City Area Code	805
Local Phone Number	981-3650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001802974
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AVO
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AVO
Series A Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Series A Junior Participating Preferred Stock, par value $0.001 per share
No Trading Symbol Flag
Entity Listings [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Stock, par value $0.001 per share
No Trading Symbol Flag